SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental Cash Flow Information [Abstract]
Obligation to issue shares for acquisition of intangible asset	$ 0	$ 0	$ 131,527
Shares issued for intangible assets	0	131,527	401,432
Intangible assets in accounts payable and accrued liabilities	0	0	25,000
Property, plant and equipment in accounts payable and accrued liabilities	97,180	34,402	0
Interest paid	737	0	0
Income taxes paid (recovered)	$ 487,206	$ (3,907)	$ 0